Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net Profit (Loss) for the Period	$ 233,619	$ (314,522)	$ (544,093)
Adjustments to Net Profit (Loss) for Non-Cash Items:
Share-based payment	4,861	27,758	23,408
Lease inducement		(2,903)
Unrealized foreign exchange (gain) loss	165,415	(14,363)	(2,539)
Depreciation – right-of-use asset	22,469
Depreciation – property and equipment	3,455	4,410	1,653
Operating Profit (Loss) Before Working Capital Changes	429,819	(299,620)	(521,571)
Working Capital Adjustments:
accounts and grants receivable	(134,625)	(93,985)	20,189
prepaid and other receivables	7,160	14,341	95,912
accounts payable	(139,069)	(25,288)	(73,549)
accrued liabilities	129,668	56,164	(19,318)
contract liability	(19,237)	12,916
Cash Generated (Used in) from Operations	273,716	(335,472)	(498,337)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(450)
Cash Used in investing activities		(450)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of principal portion of lease obligation	(29,400)
Interest on lease obligation	11,179
Proceeds from loans payable		166,612	250,000
Repayment of loans payable
Cash Generated (Used in) from Financing Activities	(18,221)	166,612	250,000
NET INCREASE (DECREASE) IN CASH	255,495	(169,310)	(248,337)
Cash at the Beginning of the Period	442,489	233,843	327,434
Cash at the End of the Period	$ 697,984	$ 64,533	$ 79,097